Richard Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777 Tel 203 925-3707 richard.kirk@prudential.com

June 17, 2020

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:    Definitive Supplement and Statement of Additional Information
Filing Pursuant to Rule 497(j)
File Nos. 333-192702 and 811-07975

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Supplement and Statement of Additional Information ("SAI") included in the above-referenced Registration Statement, the form of Supplement and SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment and

2.	The text of the most recent post-effective amendment has been filed with the Commission electronically.

Very truly yours,

_/s/ Richard Kirk____
Richard Kirk
Vice President,
Corporate Counsel